Employee Retirement Plans (Details) - Savings and Investment Plan - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching percentage of employee contributions on first level of eligible compensation (as a percent)	100.00%
Percentage of eligible compensation, first level, matched by employer (as a percent)	3.00%
Employer match of employee contributions on the second level of eligible compensation (as a percent)	$ 50
Percentage of eligible compensation, second level, partially matched by employer (as a percent)	2.00%
Total expense for plans established pursuant to Section 401(k)	$ 4,100,000	$ 3,200,000	$ 2,100,000
Compensation expense	$ 400,000	$ 200,000	$ 100,000
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution savings and investment plan, employees contribution rate	100.00%